SHARE-BASED PAYMENTS, Summary (Details)		1 Months Ended	4 Months Ended	7 Months Ended	12 Months Ended
	Apr. 13, 2023 shares Batch $ / shares	Jun. 30, 2023 shares	Apr. 30, 2023 shares Batch $ / shares	Dec. 31, 2023 shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares Batch $ / shares	Dec. 31, 2021 shares Batch $ / shares
Summary of share-based payment arrangement [Abstract]
Granted during the year (in shares)					1,658,000	1,198,000	9,419,000
Exercise price (in dollars per share) | $ / shares					$ 4.58	$ 3.5	$ 3.5
Exchange ratio	0.00858
Class A Ordinary Shares [Member]
Summary of share-based payment arrangement [Abstract]
Number of shares issued (in shares)	4,384,796,703
Issuance of ordinary shares (in shares)					1,166,533
2021 Plan [Member]
Summary of share-based payment arrangement [Abstract]
Granted during the year (in shares)			46,805,600			139,690,400	1,097,852,000
Number of batches | Batch			2			4	2
Number of shares for each award grants an option (in shares)			1			1	1
Exercise price (in dollars per share) | $ / shares			$ 0.03			$ 0.03	$ 0.03
2021 Plan [Member] | Minimum [Member]
Summary of share-based payment arrangement [Abstract]
Vesting period					2 years
2021 Plan [Member] | Maximum [Member]
Summary of share-based payment arrangement [Abstract]
Vesting period					7 years
2023 Plan [Member]
Summary of share-based payment arrangement [Abstract]
Granted during the year (in shares)	1,256,122
Number of batches | Batch	2
Number of shares for each award grants an option (in shares)	1
Exchange ratio	0.00858
2023 Plan [Member] | Minimum [Member]
Summary of share-based payment arrangement [Abstract]
Exercise price (in dollars per share) | $ / shares	$ 3.5
Vesting period					4 years
2023 Plan [Member] | Maximum [Member]
Summary of share-based payment arrangement [Abstract]
Exercise price (in dollars per share) | $ / shares	$ 11.49
Vesting period					6 years
2023 Plan [Member] | Class A Ordinary Shares [Member] | Maximum [Member]
Summary of share-based payment arrangement [Abstract]
Number of shares issued (in shares)	21,877,912
2023 Performance Plan [Member]
Summary of share-based payment arrangement [Abstract]
Granted during the year (in shares)				0
2023 Performance Plan [Member] | Maximum [Member]
Summary of share-based payment arrangement [Abstract]
Number of shares issued (in shares)		1,112,886
Issuance of ordinary shares (in shares)		11,128,861